Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Balance (in shares) at Dec. 31, 2021		297,064,750
Balance at Dec. 31, 2021	$ 2,043,616	$ 984,095	$ 30,809	$ 6,829	$ 1,021,883
Statement Line Items [Line Items]
Net loss	(77,209)				(77,209)
Other comprehensive income	(9,588)			(9,588)
Transfer of AOCI balance upon the termination of the employee defined benefit health insurance plan	0			(564)	564
Related to the global arrangement agreement (in shares)		(77,401,766)
Related to the global arrangement agreement	(93,340)	$ (93,340)
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB") (in shares)		(2,183,900)
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB")	(11,159)	$ (11,159)
Share-based compensation expense	1,491		1,491
Issued on exercise of stock options (in shares)		558,689
Issued on exercise of stock options	3,065	$ 3,738	(673)
Issued under the employee share purchase plan (in shares)		132,966
Issued under the employee share purchase plan	900	$ 900
Issued on redemption of restricted share units (in shares)		257,942
Issued on redemption of restricted share units	182	$ 2,245	(2,063)
Dividends declared and paid	(47,667)				(47,667)
Balance (in shares) at Dec. 31, 2022		218,428,681
Balance at Dec. 31, 2022	1,810,291	$ 886,479	29,564	(3,323)	897,571
Statement Line Items [Line Items]
Net loss	(81,278)				(81,278)
Other comprehensive income	10,774			10,774	0
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB") (in shares)		(3,475,800)
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB")	(20,420)	$ (20,420)
Related to the effect of share repurchase liability	(8,079)	$ (8,079)
Share-based compensation expense	5,339		5,339
Issued on exercise of stock options (in shares)		304,535
Issued on exercise of stock options	1,421	$ 2,014	(593)
Issued under the employee share purchase plan (in shares)		154,901
Issued under the employee share purchase plan	879	$ 879
Issued on redemption of restricted share units (in shares)		84,816
Issued on redemption of restricted share units	222	$ 663	(441)
Dividends declared and paid	(44,907)				(44,907)
Balance (in shares) at Dec. 31, 2023		215,497,133
Balance at Dec. 31, 2023	$ 1,674,242	$ 861,536	$ 33,869	$ 7,451	$ 771,386